Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2017
Income Tax (Income)/ Expense [Abstract]
Income Tax (Income)/ Expense
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2017	2016	2015
PRC enterprises income tax:
Current tax	-	53,790	1,514,577
Deferred tax	(4,598,061)	(3,779,923)	(908,888)
	-	(3,726,133)	605,689

Hongri Fujian and Anhui Kai Xin subject to the applicable enterprise income tax rate of 25%. As of December 31, 2017, 2016, and 2015, the Company had no unrecognized tax benefits.

France Cock and Vast Billion were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

The tax charge for the year can be reconciled to the profit per the consolidated statements of comprehensive income as follows:

	Year ended December 31,
	2017	2016	2015
(Loss)/profit before tax	(19,413,657)	(15,628,820)	1,849,359
Tax calculated at domestic tax rates applicable to profits in PRC (2017, 2016, and 2017: 25%)	(4,853,414)	(3,907,205)	462,340
Tax effect of expenses not deductible for tax purpose	-	-	908,974
Tax effect of tax loss of tax exempt entities	255,354	181,072	(765,625)
Tax charge for the year	(4,598,061)	(3,726,133)	605,689

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2017		2016		2015
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	20,737,366	4,879,652	5,617,674	1,340,268	1,981,777	495,444
Bad Debt provisions charged to profit or loss	-	-	331,196	82,799	1,070,563	267,641
Impairment charged to profit or loss	101,256	25,314	11,649,038	2,912,259	2,565,334	641,333
Tax loss carried forward	17,922,508	4,480,627	3,139,458	784,865
Effect of translation	-	539,351	-	(240,539)	-	(64,150)
End of the year	38,761,130	9,924,944	20,737,366	4,879,652	5,617,674	1,340,268